HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.3%
Biotechnology — 10.9%
Alkermes PLC (a)	13,530	426,601
Amicus Therapeutics, Inc. (a)	30,480	291,998
Dynavax Technologies Corp. (a)	36,800	480,240
Exelixis, Inc. (a)	12,000	397,800
Halozyme Therapeutics, Inc. (a)	9,700	549,408
MiMedx Group, Inc. (a)	49,450	430,215
Myriad Genetics, Inc. (a)	25,330	320,931
Natera, Inc. (a)	3,780	668,758
Neurocrine Biosciences, Inc. (a)	4,410	669,526
United Therapeutics Corp. (a)	1,590	558,360
Veracyte, Inc. (a)	9,940	452,071
Vericel Corp. (a)	6,960	407,439
		5,653,347
Broadline Retail — 1.4%
Nordstrom, Inc.	29,380	710,996

Building Products — 6.0%
Apogee Enterprises, Inc.	8,260	421,425
Fortune Brands Innovations, Inc.	9,110	652,914
Griffon Corp.	8,710	659,957
Masterbrand, Inc. (a)	37,440	648,461
Owens Corning	3,970	732,663
		3,115,420
Commercial Banks — 5.7%
East West Bancorp, Inc.	6,510	670,335
First Horizon Corp.	27,420	600,224
Pathward Financial, Inc.	8,620	687,272
Synovus Financial Corp.	6,010	339,084
Texas Capital Bancshares, Inc. (a)	7,880	622,126
		2,919,041
Commercial Services & Supplies — 1.2%
Interface, Inc.	24,690	611,324

Communications Equipment — 1.9%
F5, Inc. (a)	3,320	986,903

Construction & Engineering — 0.6%
Valmont Industries, Inc.	950	315,172

Consumer Staples Distribution & Retail — 1.8%
Sprouts Farmers Market, Inc. (a)	5,800	918,372

Containers & Packaging — 2.1%
Crown Holdings, Inc.	7,700	676,522
Graphic Packaging Holding Co.	15,230	417,759
		1,094,281
Diversified Consumer Services — 1.4%
Frontdoor, Inc. (a)	12,410	743,111

Diversified REITs — 1.1%
American Assets Trust, Inc. REIT	24,140	586,119

Electrical Equipment — 4.7%
Acuity Brands, Inc.	2,480	824,327
Generac Holdings, Inc. (a)	4,360	651,079
NEXTracker, Inc. Class A (a)	19,090	962,518
		2,437,924
Electronic Equipment, Instruments & Components — 8.5%
Belden, Inc.	6,030	702,314
Benchmark Electronics, Inc.	8,570	365,596
ePlus, Inc. (a)	8,620	688,738
Fabrinet (a)	2,900	627,009
Flex Ltd. (a)	19,300	803,845
Jabil, Inc.	5,740	932,233
Vontier Corp.	7,790	300,305
		4,420,040
Financial Services — 1.3%
Jackson Financial, Inc. Class A	6,880	648,371

Health Care Equipment & Supplies — 6.7%
Artivion, Inc. (a)	9,470	293,191
AtriCure, Inc. (a)	9,000	358,830
Axogen, Inc. (a)	18,180	331,058
Glaukos Corp. (a)	3,060	478,706
Haemonetics Corp. (a)	3,280	226,484
ICU Medical, Inc. (a)	2,570	422,405
Inspire Medical Systems, Inc. (a)	1,760	340,560
Lantheus Holdings, Inc. (a)	5,310	491,228
Novocure Ltd. (a)	9,800	240,296
Omnicell, Inc. (a)	6,240	280,738
		3,463,496
Health Care Providers & Services — 2.3%
Encompass Health Corp.	7,670	761,401
Ensign Group, Inc.	2,930	409,204
		1,170,605
Health Care Technology — 1.1%
Phreesia, Inc. (a)	19,500	554,970

Household Durables — 5.9%
Cavco Industries, Inc. (a)	1,560	793,479
Installed Building Products, Inc.	3,360	668,102

HSBC FAMILY OF FUNDS	1

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2025 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Household Durables, continued
Newell Brands, Inc.	70,150	698,694
Tempur Sealy International, Inc.	14,230	898,482
		3,058,757
Insurance — 3.4%
Axis Capital Holdings Ltd.	5,590	508,802
Palomar Holdings, Inc. (a)	6,610	713,021
RenaissanceRe Holdings Ltd.	2,380	553,540
		1,775,363
Leisure Equipment & Products — 1.3%
Hasbro, Inc.	11,130	643,759

Machinery — 2.9%
Donaldson Co., Inc.	5,180	368,764
Mueller Water Products, Inc. Class A	19,470	447,810
Trinity Industries, Inc.	18,380	695,316
		1,511,890
Media — 1.4%
Magnite, Inc. (a)	43,180	742,696

Office REITs — 1.2%
BXP, Inc. REIT	8,500	621,690

Paper & Forest Products — 1.2%
Sylvamo Corp.	7,410	593,541

Pharmaceuticals — 1.0%
Ocular Therapeutix, Inc. (a)	29,610	227,997
Supernus Pharmaceuticals, Inc. (a)	7,460	286,240
		514,237
Professional Services — 1.7%
Verra Mobility Corp. (a)	12,330	325,389
Willdan Group, Inc. (a)	15,970	564,459
		889,848
Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc. (a)	2,700	763,560

Semiconductors & Semiconductor Equipment — 1.6%
Semtech Corp. (a)	12,490	836,330

Software — 13.0%
Commvault Systems, Inc. (a)	4,550	724,633
DocuSign, Inc. (a)	11,010	1,064,997
Gen Digital, Inc.	21,640	582,332
Guidewire Software, Inc. (a)	4,380	925,363
Manhattan Associates, Inc. (a)	3,030	632,028
Nutanix, Inc. Class A (a)	13,410	922,139
Procore Technologies, Inc. (a)	9,910	788,440
Qualys, Inc. (a)	3,340	465,629
Varonis Systems, Inc. (a)	14,080	638,669
		6,744,230
Specialty Retail — 1.7%
Burlington Stores, Inc. (a)	2,220	630,325
Gap, Inc.	10,490	252,494
		882,819
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. Class A (a)	3,930	266,415

Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc.	7,530	691,631

TOTAL COMMON STOCKS (Cost $43,809,182)		50,886,258

TOTAL INVESTMENTS IN SECURITIES (Cost $43,809,182) — 98.3%		50,886,258
Other Assets (Liabilities) — 1.7%		888,146
NET ASSETS — 100.0%		$51,774,404

(a)	Represents non-income producing security

2	HSBC FAMILY OF FUNDS

HSBC RADIANT U.S. SMALLER COMPANIES FUND

Schedule of Portfolio Investments — as of January 31, 2025 (Unaudited)

Value ($)
Affiliated Portfolio — 100.0%
HSBC Radiant U.S. Smaller Companies Portfolio	8,827,821
TOTAL AFFILIATED PORTFOLIO (Cost $6,523,670)	8,827,821

TOTAL INVESTMENTS IN SECURITIES (Cost $6,523,670) — 100.0%	8,827,821
Other Assets (Liabilities) — 0.0%	2,287
NET ASSETS — 100.0%	$8,830,108

Affiliated Investment Transactions:

A summary of the Fund’s investment in the Portfolio for the three-month period ended January 31, 2025 is as follows:

	Value 10/31/2024 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Net Income/(Loss) ($)	Value 01/31/2025 ($)
Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Portfolio	8,352,159	110,199	(202,872)	105,171	503,911	(40,747)	8,827,821

HSBC FAMILY OF FUNDS	1

HSBC RADIANT U.S. SMALLER COMPANIES FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2025 (Unaudited)

Value ($)
Affiliated Portfolio — 99.8%
HSBC Radiant U.S. Smaller Companies Portfolio	42,946,583
TOTAL AFFILIATED PORTFOLIO (Cost $38,173,657)	42,946,583

TOTAL INVESTMENTS IN SECURITIES (Cost $38,173,657) — 99.8%	42,946,583
Other Assets (Liabilities) — 0.2%	74,079
NET ASSETS — 100.0%	$43,020,662

Affiliated Investment Transactions:

A summary of the Fund’s investment in the Portfolio for the three-month period ended January 31, 2025 is as follows:

	Value 10/31/2024 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Net Income/(Loss) ($)	Value 01/31/2025 ($)
Radiant U.S. Smaller Companies Fund (Class I)
HSBC Radiant U.S. Smaller Companies Portfolio	24,835,881	18,145,520	(1,252,782)	385,946	994,582	(162,564)	42,946,583

HSBC FAMILY OF FUNDS	1